CAM C. HOANG (612) 492-6109 FAX (612) 340-7800 hoang.cam@dorsey.com

January 16, 2018

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549
Attention: Mr. Christopher Dunham

Re:	Heartland Financial USA, Inc.
Amendment No. 1 to Registration Statement on Form S-4
Registration Number No. 333-222169

Dear Mr. Dunham:

Accompanying this letter and filed electronically by EDGAR is Amendment No. 1 (“Amendment No. 1”) to the above referenced Registration Statement on Form S-4 (the “Registration Statement”) of Heartland Financial USA, Inc. (“Heartland”). As we have discussed, Amendment No. 1 completes outstanding information tied to the record date for the special meeting for Signature Bancshares, Inc. and updates certain information tied to the most recent practicable date before the distribution of the Proxy Statement/Prospectus.

Assuming the Staff does not have any comments on Amendment No. 1, Heartland plans to request effectiveness of the Registration Statement as soon as possible after the Staff advises Heartland that the Staff has no further comments. This timing will facilitate a January mailing of the Proxy Statement/Prospectus for the Special Meeting of Citywide Shareholders to be held on February 20, 2018.
We appreciate your assistance on this matter. If you have comments on Amendment No. 1, or are in a position to advise us that the Staff has no further comments, please contact me (telephone number: (612) 492-6109; e-mail address: hoang.cam@dorsey.com

Very truly yours,

/s/ Cam C. Hoang

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com

CH:cq
cc: Mr. J. Daniel Patten
Mr. Bryan R. McKeag
Mr. Michael J. Coyle
Heartland Financial USA, Inc.

Mr. Jay L. Swanson
Dorsey & Whitney LLP

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com